GOODWILL - Changes in the net carrying amount of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of goodwill
Balance at beginning of year	$ 515.0	$ 535.9
Balance at end of year	515.0	515.0
Cost
Changes in the net carrying amount of goodwill
Balance at beginning of year	583.5	604.4
Business acquisition	0.0	(1.3)
Reclassification to assets held for sale	0.0	(19.6)
Balance at end of year	583.5	583.5
Accumulated impairment losses
Changes in the net carrying amount of goodwill
Balance at beginning of year	(68.5)
Balance at end of year	$ (68.5)	$ (68.5)